Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]	Accrued liabilities were as follows (in thousands):

	December 31, 2011	December 31, 2010
Other taxes	$70.4	$—
Salaries, employee benefits and related taxes	365.7	85.4
Other	654.1	635.0
	$1,090.2	$720.4